NORTHSTAR VARIABLE ANNUITY

                  Prospectus Supplement dated October 21, 1997

                       to Prospectus dated August 8, 1997

The Prospectus at pages 6 and 7 contains several errors regarding expenses. The corrected information is as follows:

         If you surrender your Contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

                                            1 YEAR        3 YEARS         5 YEARS       10 YEARS
                                            ------        -------         -------       --------
Fidelity Overseas Portfolio..............     87            119             154           272


         If you annuitize your contract at the end of the applicable time period, you would pay the following expenses on a $1,000 investment assuming a 5% annual return on assets:

                                            1 YEAR

Fidelity Asset Manager Portfolio.........    $85
Fidelity Index 500 Portfolio.............     81
Fidelity Money Market Portfolio..........     81
Fidelity Overseas Portfolio..............     87

Northstar Growth Fund....................    $86
Northstar High Yield Bond Fund...........     86
Northstar Income and Growth Fund.........     86
Northstar International Value Fund.......     86
Northstar Multi-Sector Bond Fund.........     86